Fair Value Measurements (Tables)	6 Months Ended
Apr. 30, 2026
Disclosure of fair value measurement of assets [abstract]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial instruments not currently carried at fair value were reported at their fair values. Refer to Note 17 of our annual consolidated financial statements for the year ended October 31, 2025 for further discussion on the determination of fair value.

(Canadian $ in millions)		April 30, 2026		October 31, 2025
	Carrying value	Fair value	Carrying value	Fair value
Securities (1)
Amortized cost	$91,678	$86,022	$96,610	$90,448

Loans (1) (2)
Residential mortgages	193,527	192,635	195,708	194,755
Consumer instalment and other personal	91,466	91,576	91,867	91,937
Credit cards	11,335	11,335	11,997	11,997
Business and government	369,108	369,491	364,265	364,866
	665,436	665,037	663,837	663,555

Deposits (3)	904,435	904,402	920,040	920,927
Securitization and structured entities' liabilities (4)	18,304	18,008	20,211	20,100
Other liabilities (5)	3,066	2,942	3,103	2,953
Subordinated debt	8,336	8,537	8,500	8,756
This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, certain other assets, certain other liabilities and securities lent or sold under repurchase agreements.
(1)Carrying value is net of ACL.
(2)Excludes $68 million of residential mortgages classified as FVTPL, $12,823 million of business and government loans classified as FVTPL and $423 million of business and government loans classified as FVOCI
($79 million, $13,231 million and $14 million, respectively, as at October 31, 2025).
(3)Excludes $53,455 million of structured note liabilities, $271 million of money market deposits, $2,355 million of embedded options related to structured deposits carried at amortized cost and $6,385 million of metals deposits measured at fair value ($49,093 million, $1,129 million, $1,967 million and $3,973 million, respectively, as at October 31, 2025).
(4)Excludes $45,233 million of securitization and structured entities’ liabilities classified as FVTPL ($31,351 million as at October 31, 2025).
(5)Other liabilities include certain investment contract liabilities in our insurance business measured at amortized cost, as well as certain other liabilities of subsidiaries.

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models using one or more significant unobservable inputs (Level 3) in the valuation of securities, loans classified as FVTPL and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)	April 30, 2026				October 31, 2025
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	$784	$10,293	$–	$11,077	$757	$11,554	$–	$12,311
Canadian provincial and municipal governments	–	10,080	–	10,080	–	9,035	–	9,035
U.S. federal government	3,888	25,559	–	29,447	3,308	27,594	–	30,902
U.S. states, municipalities and agencies	–	281	–	281	–	1,144	–	1,144
Other governments	147	3,261	–	3,408	199	3,927	–	4,126
NHA MBS, and U.S. agency MBS and CMO	–	71,978	–	71,978	–	56,450	–	56,450
Corporate debt	–	15,225	–	15,225	–	11,614	–	11,614
Trading loans	–	3,402	–	3,402	–	4,568	–	4,568
Corporate equity	61,801	776	–	62,577	61,495	658	–	62,153
	66,620	140,855	–	207,475	65,759	126,544	–	192,303
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	–	1,414	–	1,414	56	1,563	–	1,619
Canadian provincial and municipal governments	–	2,440	–	2,440	–	1,578	–	1,578
U.S. federal government	–	1,753	–	1,753	–	1,495	–	1,495
Other governments	–	124	–	124	–	–	–	–
NHA MBS, and U.S. agency MBS and CMO	–	18	–	18	–	18	–	18
Corporate debt	–	9,705	3	9,708	–	8,908	–	8,908
Corporate equity	1,104	871	5,818	7,793	1,090	822	5,824	7,736
	1,104	16,325	5,821	23,250	1,146	14,384	5,824	21,354
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	511	48,986	–	49,497	1,158	44,177	–	45,335
Canadian provincial and municipal governments	–	7,893	–	7,893	–	5,644	–	5,644
U.S. federal government	297	23,384	–	23,681	16	20,793	–	20,809
U.S. states, municipalities and agencies	–	4,578	–	4,578	–	5,634	–	5,634
Other governments	9	3,829	–	3,838	37	4,028	–	4,065
NHA MBS, and U.S. agency MBS and CMO	–	27,918	–	27,918	–	27,015	–	27,015
Corporate debt	–	4,582	–	4,582	–	4,515	–	4,515
Corporate equity	–	–	189	189	–	–	192	192
	817	121,170	189	122,176	1,211	111,806	192	113,209
Loans
Residential mortgages	–	68	–	68	–	79	–	79
Business and government loans	–	12,932	314	13,246	–	12,921	324	13,245
	–	13,000	314	13,314	–	13,000	324	13,324
Other Assets (1)	9,410	–	1,495	10,905	8,521	–	1,483	10,004
Fair Value Liabilities (2)
Deposits (3)	–	62,466	–	62,466	–	56,162	–	56,162
Securities sold but not yet purchased	21,589	41,358	–	62,947	14,998	39,878	–	54,876
Other liabilities (4)	2,311	45,940	135	48,386	2,142	32,096	–	34,238
	23,900	149,764	135	173,799	17,140	128,136	–	145,276
Derivative Assets
Interest rate contracts	68	9,483	–	9,551	15	8,666	–	8,681
Foreign exchange contracts	–	25,413	19	25,432	43	30,474	2	30,519
Commodity contracts	136	3,622	–	3,758	225	1,224	13	1,462
Equity contracts	76	23,462	7	23,545	275	16,203	10	16,488
Credit default swaps	44	28	–	72	–	1	–	1
	324	62,008	26	62,358	558	56,568	25	57,151
Derivative Liabilities
Interest rate contracts	54	10,497	–	10,551	18	10,081	–	10,099
Foreign exchange contracts	35	20,352	8	20,395	–	26,049	–	26,049
Commodity contracts	344	3,231	8	3,583	196	1,412	–	1,608
Equity contracts	107	29,310	5	29,422	175	20,793	5	20,973
Credit default swaps	48	57	–	105	–	–	–	–
	588	63,447	21	64,056	389	58,335	5	58,729
(1)Other assets include precious metals, segregated fund assets and investment properties in our insurance business, carbon credits, certain receivables and other items measured at fair value.
(2)Interest expense for liabilities carried at fair value is $1,373 million and $2,244 million for the three and six months ended April 30, 2026, respectively ($1,060 million and $1,780 million for the three and six months ended April 30, 2025). Interest expense for liabilities carried at amortized cost is $8,373 million and $17,022 million for the three and six months ended April 30, 2026, respectively ($9,497 million and $20,002 million for the three and six months ended April 30, 2025).
(3)Deposits include structured note liabilities, money market and metals deposits designated at FVTPL and certain embedded options related to structured deposits carried at amortized cost.
(4)Other liabilities include certain investment contract liabilities and segregated fund liabilities in our insurance business, certain securitization and structured entities’ liabilities measured at FVTPL, as well as the contingent consideration liability from the acquisition of Burgundy Asset Management Ltd. Refer to Note 13 for more information.

Significant Unobservable Inputs in Level 3 Instrument Valuations
The table below presents the fair values of our significant Level 3 financial instruments measured at fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

(Canadian $ in millions, except as noted)					April 30, 2026
	Reporting line in fair			Significant	Range of input values (1)
	value hierarchy table	Fair value of assets	Valuation techniques	unobservable inputs	Low	High
Private equity	Corporate equity	$6,007	Net asset value	Net asset value	na	na
			EV/EBITDA	Multiple	6	21
Investment properties	Other assets	1,371	Income approach	Capitalization rate	6%	7%
Burgundy contingent consideration (2)	Other liabilities	135	Income approach	Discount rate	na	na
				Forecasted assets under management	na	na
(1)The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.
(2)Range of inputs not applicable as the value is modeled using a Monte Carlo simulation.
na - not applicable

Summary of Changes in Level 3 Instruments Carried at Fair Value
The tables below present a reconciliation of all changes in Level 3 financial instruments for the three and six months ended April 30, 2026 and
2025, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 into Level 3 were due to an increase in unobservable market inputs used in pricing the financial instruments. Transfers out of Level 3 into Level 2 were due to an increase in observable market inputs used in pricing the financial instruments.

		Change in fair value			Movements		Transfers
										Change in
										unrealized gains
			Included							(losses) recorded
	Fair Value		in other				Transfers	Transfers	Fair Value	in income
For the three months ended April 30, 2026	as at January 31,	Included in	comprehensive	Issuances/		Maturities/	into	out of	as at April 30,	for instruments
(Canadian $ in millions)	2026	earnings	income (1)	Purchases	Sales	Settlement	Level 3	Level 3	2026	still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
Corporate equity	–	–	–	–	–	–	–	–	–	–
Total trading securities	–	–	–	–	–	–	–	–	–	–
FVTPL Securities
Corporate debt	–	–	–	3	–	–	–	–	3	–
Corporate equity	5,618	(55)	(1)	255	(72)	–	73	–	5,818	6
Total FVTPL securities	5,618	(55)	(1)	258	(72)	–	73	–	5,821	6
FVOCI Securities
Corporate equity	189	–	–	–	–	–	–	–	189	na
Total FVOCI securities	189	–	–	–	–	–	–	–	189	na
Business and Government Loans	339	1	(26)	–	–	–	–	–	314	1
Other Assets	1,505	(12)	–	19	–	(17)	–	–	1,495	(12)
Derivative Assets
Foreign exchange contracts	–	19	–	–	–	–	–	–	19	19
Commodity contracts	–	–	–	–	–	–	–	–	–	–
Equity contracts	8	(1)	–	–	–	–	3	(3)	7	(1)
Credit default swaps	–	–	–	–	–	–	–	–	–	–
Total derivative assets	8	18	–	–	–	–	3	(3)	26	18
Other Liabilities	128	7	–	–	–	–	–	–	135	7
Derivative Liabilities
Foreign exchange contracts	13	(5)	–	–	–	–	–	–	8	(5)
Commodity contracts	14	(6)	–	–	–	–	–	–	8	(6)
Equity contracts	–	–	–	–	–	–	5	–	5	–
Credit default swaps	–	–	–	–	–	–	–	–	–	–
Total derivative liabilities	27	(11)	–	–	–	–	5	–	21	(11)

		Change in fair value			Movements		Transfers
										Change in
										unrealized gains
			Included							(losses) recorded
	Fair Value		in other				Transfers	Transfers	Fair Value	in income
For the six months ended April 30, 2026	as at October 31,	Included in	comprehensive	Issuances/		Maturities/	into	out of	as at April 30,	for instruments
(Canadian $ in millions)	2025	earnings	income (1)	Purchases	Sales	Settlement	Level 3	Level 3	2026	still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
Corporate equity	–	–	–	–	–	–	–	–	–	–
Total trading securities	–	–	–	–	–	–	–	–	–	–
FVTPL Securities
Corporate debt	–	–	–	3	–	–	–	–	3	–
Corporate equity	5,824	(167)	(75)	531	(364)	–	73	(4)	5,818	(52)
Total FVTPL securities	5,824	(167)	(75)	534	(364)	–	73	(4)	5,821	(52)
FVOCI Securities
Corporate equity	192	–	(4)	1	–	–	–	–	189	na
Total FVOCI securities	192	–	(4)	1	–	–	–	–	189	na
Business and Government Loans	324	3	(36)	23	–	–	–	–	314	3
Other Assets	1,483	3	(2)	46	(10)	(25)	–	–	1,495	3
Derivative Assets
Foreign exchange contracts	2	17	–	–	–	–	–	–	19	17
Commodity contracts	13	(13)	–	–	–	–	–	–	–	(13)
Equity contracts	10	(1)	–	–	–	–	4	(6)	7	(1)
Credit default swaps	–	–	–	–	–	–	–	–	–	–
Total derivative assets	25	3	–	–	–	–	4	(6)	26	3
Other Liabilities	–	23	–	112	–	–	–	–	135	23
Derivative Liabilities
Foreign exchange contracts	–	8	–	–	–	–	–	–	8	8
Commodity contracts	–	8	–	–	–	–	–	–	8	8
Equity contracts	5	–	–	–	–	–	5	(5)	5	–
Credit default swaps	–	–	–	–	–	–	–	–	–	–
Total derivative liabilities	5	16	–	–	–	–	5	(5)	21	16
(1) Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2) Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2026 are included in earnings for the period.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
na – not applicable

		Change in fair value			Movements		Transfers
										Change in
										unrealized gains
			Included							(losses) recorded
	Fair Value		in other				Transfers	Transfers	Fair Value	in income
For the three months ended April 30, 2025	as at January 31,	Included in	comprehensive	Issuances/		Maturities/	into	out of	as at April 30,	for instruments
(Canadian $ in millions)	2025	earnings	income (1)	Purchases	Sales	Settlement	Level 3	Level 3	2025	still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$–	$–	$–	$5	$–	$–	$–	$–	$5	$–
Corporate equity	6	–	–	–	–	–	–	(6)	–	–
Total trading securities	6	–	–	5	–	–	–	(6)	5	–
FVTPL Securities
Corporate debt	33	2	–	1	–	–	–	–	36	2
Corporate equity	5,202	(120)	(110)	342	(57)	–	–	–	5,257	(68)
Total FVTPL securities	5,235	(118)	(110)	343	(57)	–	–	–	5,293	(66)
FVOCI Securities
Corporate equity	163	–	–	26	–	–	–	–	189	na
Total FVOCI securities	163	–	–	26	–	–	–	–	189	na
Business and Government Loans	321	(11)	(7)	50	–	–	29	–	382	(11)
Other Assets	1,841	(1)	–	7	(7)	(405)	–	–	1,435	(1)
Derivative Assets
Foreign exchange contracts	42	–	–	–	–	(42)	–	–	–	–
Commodity contracts	5	4	–	–	–	–	–	–	9	4
Equity contracts	13	(2)	–	–	–	–	3	–	14	(2)
Credit default swaps	–	–	–	–	–	–	1	–	1	–
Total derivative assets	60	2	–	–	–	(42)	4	–	24	2
Other Liabilities	–	–	–	–	–	–	–	–	–	–
Derivative Liabilities
Foreign exchange contracts	–	–	–	–	–	–	–	–	–	–
Commodity contracts	–	–	–	–	–	–	–	–	–	–
Equity contracts	2	–	–	–	–	–	1	(2)	1	–
Credit default swaps	1	–	–	–	–	(1)	–	–	–	–
Total derivative liabilities	3	–	–	–	–	(1)	1	(2)	1	–

		Change in fair value			Movements		Transfers
										Change in
										unrealized gains
			Included							(losses) recorded
	Fair Value		in other				Transfers	Transfers	Fair Value	in income
For the six months ended April 30, 2025	as at October 31,	Included in	comprehensive	Issuances/		Maturities/	into	out of	as at April 30,	for instruments
(Canadian $ in millions)	2024	earnings	income (1)	Purchases	Sales	Settlement	Level 3	Level 3	2025	still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$–	$–	$–	$5	$–	$–	$–	$–	$5	$–
Corporate equity	4	–	–	2	–	–	–	(6)	–	–
Total trading securities	4	–	–	7	–	–	–	(6)	5	–
FVTPL Securities
Corporate debt	35	1	–	2	–	–	–	(2)	36	1
Corporate equity	4,899	(96)	(21)	614	(139)	–	–	–	5,257	16
Total FVTPL securities	4,934	(95)	(21)	616	(139)	–	–	(2)	5,293	17
FVOCI Securities
Corporate equity	177	–	(15)	27	–	–	–	–	189	na
Total FVOCI securities	177	–	(15)	27	–	–	–	–	189	na
Business and Government Loans	302	2	(1)	56	–	(6)	29	–	382	2
Other Assets	1,717	(56)	–	201	(7)	(420)	–	–	1,435	(52)
Derivative Assets
Foreign exchange contracts	10	–	–	32	–	(42)	–	–	–	–
Commodity contracts	2	7	–	–	–	–	–	–	9	7
Equity contracts	–	(2)	–	–	–	–	16	–	14	(2)
Credit default swaps	–	–	–	–	–	–	1	–	1	–
Total derivative assets	12	5	–	32	–	(42)	17	–	24	5
Other Liabilities	–	–	–	–	–	–	–	–	–	–
Derivative Liabilities
Foreign exchange contracts	–	–	–	–	–	–	–	–	–	–
Commodity contracts	4	(4)	–	–	–	–	–	–	–	(4)
Equity contracts	2	–	–	–	–	–	1	(2)	1	–
Credit default swaps	1	–	–	–	–	(1)	–	–	–	–
Total derivative liabilities	7	(4)	–	–	–	(1)	1	(2)	1	(4)
(1) Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2) Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2025 are included in earnings for the period.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
na – not applicable